Document And Entity Information	Sep. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	STAR GOLD CORP.
Document, Type	8-K
Document, Period End Date	Sep. 22, 2026
Entity, Tax Identification Number	27-0348508
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-52711
Entity, Address, Address Line One	174 E. Neider Ave.
Entity, Address, Address Line Two	Suite 222
Entity, Address, City or Town	Coeur d’Alene
Entity, Address, State or Province	ID
Entity, Address, Postal Zip Code	83815
City Area Code	208
Local Phone Number	644-5066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SRGZ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001401835